Employee benefits: variable compensation (Narrative) (Detail 1) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Equity Participation And Other Compensation Plans [Line Items]
Share delivery obligations	159,000,000		183,000,000
Treasury shares available to satisfy share delivery obligations	133,000,000		133,000,000
Credit Suisse
Equity Participation And Other Compensation Plans [Line Items]
Acquiree shares exchanged for 1 acquirer share		22.48
Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%